Loans, Impaired Loans, and Allowance for Credit Losses - Summary of Impaired Loans (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	$ 3,295	$ 3,421
Carrying value	3,032	3,154
Related allowance for credit losses	734	686
Average gross impaired loans	3,229	3,053
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	788	776
Carrying value	724	709
Related allowance for credit losses	53	47
Average gross impaired loans	698	726
Consumer instalment and other personal [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	1,159	1,465
Carrying value	1,037	1,331
Related allowance for credit losses	173	178
Average gross impaired loans	1,160	1,325
Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	478	454
Carrying value	478	454
Related allowance for credit losses	322	341
Average gross impaired loans	465	422
Businesses and government [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	870	726
Carrying value	793	660
Related allowance for credit losses	186	120
Average gross impaired loans	$ 906	$ 580